Goodwill - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,324	$ 2,923	$ 3,008